Debt	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Debt
Debt

6.75% Notes due 2024

On May 23, 2014, the Company sold $250,000 aggregate principal amount of the Company’s 6.75% notes due 2024 (the “6.75% Notes”) to certain purchasers in a private placement.

The 6.75% Notes bear interest at a rate equal to 6.75% per year, payable semiannually in arrears on May 15th and November 15th of each year, beginning on November 15, 2014. The 6.75% Notes are the Company’s general unsecured obligations and rank equally in right of payment with its other existing and future senior unsecured indebtedness and senior in right of payment to any of its indebtedness that is contractually subordinated to the 6.75% Notes. The 6.75% Notes are also effectively subordinated to any of the Company’s existing and future secured indebtedness to the extent of the value of the collateral securing such indebtedness and are structurally subordinated to the existing and future indebtedness of the Company’s subsidiaries (including trade payables). The 6.75% Notes mature on May 15, 2024, unless earlier redeemed or purchased by the Company.

The Indenture contains customary covenants, such as reporting of annual and quarterly financial results, and restrictions on certain mergers and consolidations. The Indenture also includes covenants relating to the incurrence of debt if the Company’s consolidated leverage ratio would exceed 0.35 to 1.00, a limitation on liens, a limitation on the disposition of stock of certain of the Company’s subsidiaries and a limitation on transactions with certain of the Company’s affiliates.

The net proceeds the Company received from the issuance was approximately $245,000, after deducting the issuance expenses. The Company used a portion of the net proceeds from the issuance to repay all amounts outstanding under (A) the credit agreement, dated as of February 20, 2013, by and among the Company, JPMorgan Chase Bank, N.A., as Administrative Agent, Key Bank National Association, as Syndication Agent, and First Niagara Bank, N.A., as Documentation Agent, and (B) the Company’s promissory note to ACP Re, Ltd ("ACP Re").

Interest expense on the 6.75% Notes for the three and six months ended June 30, 2014 was $1,710 and $1,710, respectively.

Promissory Notes

On February 20, 2013, the Company amended and restated two outstanding notes to ACP Re whereby these notes were consolidated into a single promissory note in the amount of $18,700. This note bore interest at a rate of 3.0% per annum and the outstanding principal and interest was due on January 1, 2017. The outstanding principal amount of the promissory note to ACP Re was repaid in the second quarter of 2014 in connection with the issuance of the 6.75% Notes. Interest expense on the note to ACP Re for the three and six months ended June 30, 2014 was $80 and $220, respectively. Interest expense on the note to ACP Re for the three and six months ended June 30, 2013 was $140 and $280, respectively.

As part of the Company’s acquisition of Reliant Financial Group, LLC, the Company has an outstanding promissory note as of June 30, 2014 of $600 payable to Access Plans, Inc. (“VelaPoint Note #1”). The original note was issued on February 22, 2012 in the amount of $1,500 and any outstanding balance bears interest at a rate of 5.0% per annum. Three payments of $400, $500 and $600 are due and payable thirty days after the anniversary date beginning in 2013. Interest expense on this note for the three and six months ended June 30, 2014 was $7 and $20, respectively. Interest expense on this note for the three and six months ended June 30, 2013 was $16 and $30, respectively.
Also as part of the Company’s acquisition of Reliant Financial Group, LLC, the Company entered into an agreement with the seller to pay $875 for his 50% ownership interest (“VelaPoint Note #2”). At the closing date, the Company paid $175 and entered into an agreement to pay the remaining $700 to the seller upon the earlier of certain trigger events or on February 16, 2015. The outstanding principal amount of $700 on the VelaPoint #2 Note was repaid in the first quarter of 2014 in connection with the listing of the Company's common stock. The imputed interest associated with this note for the three and six months ended June 30, 2014 was $0 and $15, respectively. The imputed interest associated with this note for the three and six months ended June 30, 2013 was $15 and $30, respectively.
Upon the completion of the Company’s purchase of VelaPoint, the Company entered into a note agreement of $184 with HealthCompare Insurance Services, Inc. (“VelaPoint Note #3”). This note was to mature on July 1, 2014. The outstanding principal amount on the VelaPoint Note #3 of $92 as of December 31, 2013 was repaid in the first quarter of 2014. The imputed interest associated with this note for the three and six months ended June 30, 2014 was $0 and $0, respectively. The imputed interest associated with this note for the three and six months ended June 30, 2013 was $1 and $2, respectively.

Revolving Credit Agreements

During the first quarter of 2013, the Company entered into a credit agreement to establish a secured $90,000 line of credit with JPMorgan Chase, N.A. Interest payments were required to be paid monthly on any unpaid principal and bore interest at a rate of LIBOR plus 250 basis points. The credit agreement had a maturity date of February 20, 2016. The outstanding balance on the line of credit of $59,200 was repaid and the credit facility was terminated in the second quarter of 2014 in connection with the issuance of the 6.75% Notes.
On May 30, 2014, the Company entered into a $135,000 credit agreement (the “Credit Agreement”), among JPMorgan Chase Bank, N.A., as Administrative Agent, KeyBank National Association as Syndication Agent, and Associated Bank, National Association and First Niagara Bank, N.A., as Co-Documentation Agents. The credit facility is a revolving credit facility with a letter of credit sublimit of $10,000 and an expansion feature not to exceed $50,000.
The Credit Agreement contains certain restrictive covenants customary for facilities of this type (subject to negotiated exceptions and baskets), including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. There are also financial covenants that require the Company to maintain a minimum consolidated net worth, a maximum consolidated leverage ratio, a minimum fixed charge coverage ratio, a minimum risk-based capital and a minimum statutory surplus. The Credit Agreement also provides for customary events of default, with grace periods where customary, including failure to pay principal when due, failure to pay interest or fees within three business days after becoming due, failure to comply with covenants, breaches of representations and warranties, default under certain other indebtedness, certain insolvency or receivership events affecting the Company and its subsidiaries, the occurrence of certain material judgments, or a change in control of the Company. Upon the occurrence and during the continuation of an event of default, the administrative agent, upon the request of the requisite percentage of the lenders, may terminate the obligations of the lenders to make loans and to issue letters of credit under the Credit Agreement, declare the Company’s obligations under the Credit Agreement to become immediately due and payable and/or exercise any and all remedies and other rights under the Credit Agreement. The Credit Agreement has a maturity date of May 30, 2018.
Borrowings under the Credit Agreement bear interest at either the Alternate Base Rate ("ABR") or LIBOR. ABR borrowings (which are borrowings bearing interest at a rate determined by reference to the ABR) under the Credit Agreement will bear interest at (x) the greatest of (a) the prime rate in effect on such day, (b) the federal funds effective rate on such day plus 0.5 percent or (c) the adjusted LIBOR for a one-month interest period on such day plus 1 percent, plus (y) a margin that is adjusted on the basis of the Company’s consolidated leverage ratio. Eurodollar borrowings under the Credit Agreement will bear interest at the adjusted LIBOR for the interest period in effect plus a margin that is adjusted on the basis of the Company’s consolidated leverage ratio. Fees payable by the Company under the Credit Agreement include a letter of credit participation fee (the margin applicable to Eurodollar borrowings), a letter of credit fronting fee with respect to each letter of credit (0.125%) and a commitment fee on the available commitments of the lenders (a range of 0.20% to 0.30% based on the Company’s consolidated leverage ratio, and which rate was 0.25% as of June 30, 2014).
As of June 30, 2014, there was no outstanding balance on the line of credit. Interest expense for our existing and repaid lines of credit for the three and six months ended June 30, 2014 was $697 and $1,133, respectively. Interest expense for our existing and repaid lines of credit for the three and six months ended June 30, 2013 was $341 and $419, respectively.

Imperial-related Debt

In connection with the Imperial transaction, the Company assumed $3,500 in principal amount of Senior Notes due 2034 ("Imperial-related Notes") previously issued by Imperial Management Corporation. The notes bear interest at an annual rate equal to LIBOR plus 3.95%, payable quarterly. The notes are redeemable by the Company at a redemption price equal to 100% of their principal amount plus accrued interest. In addition, Imperial Fire and Casualty Insurance Company is the issuer of $5,000 principal amount of Surplus Notes due 2034 ("Surplus Notes"). The notes bear interest at an annual rate equal to LIBOR plus 4.05%, payable quarterly. The notes are redeemable by the Company at a redemption price equal to 100% of their principal amount. (See Note 6, "Acquisitions and Disposals").

Maturities of the Company's debt for the five years subsequent to June 30, 2014 are as follows:

December 31,	2014	2015	2016	2017	2018	Thereafter	Total
6.75% Notes	$—	$—	$—	$—	$—	$250,000	$250,000
VelaPoint Note #1	—	613	—	—	—	—	613
Imperial-related debt:
Imperial-related Notes	—	—	—	—	—	3,500	3,500
Surplus Notes	—	—	—	—	—	5,000	5,000
	$—	$613	$—	$—	$—	$258,500	$259,113

As of June 30, 2014 and December 31, 2013, the Company had outstanding letters of credit of approximately $13,600 and $0, respectively.